Investment, Related Party (Details Narrative) $ in Thousands					6 Months Ended
	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Nov. 08, 2022 shares	Oct. 25, 2022 € / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in equity securities, shares	6,280,396	6,446,946
Additional number of shares purchased through exercise of options					3,377,346
Proceeds from sale of equity securities | $					$ 178
Private Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | € / shares				€ 1.00
Exchange of shares				157,042
Investment in equity securities, shares		6,446,946	2,623,365
Additional number of shares purchased through exercise of options		3,843,581
Outstanding shares percent		10.00%